Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2022 (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of New Standards or Interpretations Not Yet Adopted

Effective for accounting periods beginning on or after
IFRS 17, Insurance contracts	January 1, 2023

Amendments to IAS 1, Presentation of financial statements and IFRS Practice Statement 2, Making materiality judgements: Disclosure of accounting policies	January 1, 2023

Amendments to IAS 8, Accounting policies, changes in accounting estimates and errors: Definition of accounting estimates	January 1, 2023

Amendments to IAS 12, Income taxes : Deferred tax related to assets and liabilities arising from a single transaction	January 1, 2023

Amendments to IAS 1, Presentation of financial statements: Classification of liabilities as current or non-current	January 1, 2024

Amendments to IAS 1, Presentation of financial statements: Non-current liabilities with covenants	January 1, 2024

Amendments to IFRS 16, Leases: Lease liability in a sale and leaseback	January 1, 2024